Distribution Date: Nov 27, 2006
DISTRIBUTION PACKAGE
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
N/A
Wells Fargo
July 25, 2006
June 29, 2006
June 01, 2006
Wachovia Securities
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency Report 120 Days +

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
27-Nov-06
Accrual Periods:
Begin End
Determination Date:
15-Nov-06
Certificates 10/25/2006 11/26/2006
Record Date:
22-Nov-06
Original
Beginning
Class Interest
Net WAC
Applied
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Realized Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
A-1 $373,000,000.00 $325,699,715.36 $13,530,508.36 $1,603,256.85 $0.00 $15,133,765.21 $0.00 $0.00 $312,169,207.00
A-2 $154,400,000.00 $154,400,000.00 $0.00 $774,187.33 $0.00 $774,187.33 $0.00 $0.00 $154,400,000.00
A-3 $132,689,000.00 $132,689,000.00 $0.00 $676,271.60 $0.00 $676,271.60 $0.00 $0.00 $132,689,000.00
M-1 $9,644,000.00 $9,644,000.00 $0.00 $49,594.27 $0.00 $49,594.27 $0.00 $0.00 $9,644,000.00
M-2 $8,572,000.00 $8,572,000.00 $0.00 $44,160.09 $0.00 $44,160.09 $0.00 $0.00 $8,572,000.00
M-3 $5,357,000.00 $5,357,000.00 $0.00 $27,646.58 $0.00 $27,646.58 $0.00 $0.00 $5,357,000.00
M-4 $5,000,000.00 $5,000,000.00 $0.00 $26,125.00 $0.00 $26,125.00 $0.00 $0.00 $5,000,000.00
M-5 $4,286,000.00 $4,286,000.00 $0.00 $22,472.93 $0.00 $22,472.93 $0.00 $0.00 $4,286,000.00
M-6 $3,929,000.00 $3,929,000.00 $0.00 $20,853.17 $0.00 $20,853.17 $0.00 $0.00 $3,929,000.00
B-1 $2,500,000.00 $2,500,000.00 $0.00 $14,254.17 $0.00 $14,254.17 $0.00 $0.00 $2,500,000.00
B-2 $2,500,000.00 $2,500,000.00 $0.00 $14,597.92 $0.00 $14,597.92 $0.00 $0.00 $2,500,000.00
B-3 $3,569,000.00 $3,569,000.00 $0.00 $21,167.14 $0.00 $21,167.14 $0.00 $0.00 $3,569,000.00
X* $8,936,895.71 $8,936,895.71 $0.00 $606,843.37 $0.00 $606,843.37 $0.00 N/A $8,936,895.71
P $100.00 $100.00 $0.00 $26,051.46 $0.00 $26,051.46 $0.00 N/A $100.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 0 $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $705,446,000.00 $658,145,715.36 $13,530,508.36 $3,927,481.88 $0.00 $17,457,990.24 $0.00 $0.00 $644,615,207.00
* Notional Balance
AMOUNTS PER $1,000 UNIT
Class Interest
Net WAC
Allocable
Ending
Current
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
A-1 92978EAA2 $36.27482134 $4.29827574 NA $40.57309708 $0.00000000 $0.00000000 $836.91476408 5.37000%
A-2 92978EAB0 $0.00000000 $5.01416665 NA $5.01416665 $0.00000000 $0.00000000 $1,000.00000000 5.47000%
A-3 92978EAC8 $0.00000000 $5.09666664 NA $5.09666664 $0.00000000 $0.00000000 $1,000.00000000 5.56000%
M-1 92978EAD6 $0.00000000 $5.14250000 NA $5.14250000 $0.00000000 $0.00000000 $1,000.00000000 5.61000%
M-2 92978EAE4 $0.00000000 $5.15166706 NA $5.15166706 $0.00000000 $0.00000000 $1,000.00000000 5.62000%
M-3 92978EAF1 $0.00000000 $5.16083256 NA $5.16083256 $0.00000000 $0.00000000 $1,000.00000000 5.63000%
M-4 92978EAG9
$0.00000000 $5.22500000 NA $5.22500000 $0.00000000 $0.00000000 $1,000.00000000 5.70000%
M-5 92978EAH7 $0.00000000 $5.24333411 NA $5.24333411 $0.00000000 $0.00000000 $1,000.00000000 5.72000%
M-6 92978EAJ3 $0.00000000 $5.30750064 NA $5.30750064 $0.00000000 $0.00000000 $1,000.00000000 5.79000%
B-1 92978EAK0 $0.00000000 $5.70166800 NA $5.70166800 $0.00000000 $0.00000000 $1,000.00000000 5.93557%
B-2 92978EAL8 $0.00000000 $5.83916800 NA $5.83916800 $0.00000000 $0.00000000 $1,000.00000000 5.93557%
B-3 92978EAM6 $0.00000000 $5.93083217 NA $5.93083217 $0.00000000 $0.00000000 $1,000.00000000 5.93557%
X 92978EAP9 $0.00000000 $67.90315001 NA $67.90315001 $0.00000000 $0.00000000 $1,000.00000000 NA
P 92978EAN4 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R NA
$0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.32000%

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Date:
November 27, 2006
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fixed Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Paid
Paid (2)
Shortfall
A-1 5.37000% $1,603,256.85 $0.00 $0.00 $0.00 $0.00 $0.00 $1,603,256.85 $0.00
A-2 5.47000% $774,187.33 $0.00 $0.00 $0.00 $0.00 $0.00 $774,187.33 $0.00
A-3 5.56000% $676,271.60 $0.00 $0.00 $0.00 $0.00 $0.00 $676,271.60 $0.00
M-1 5.61000% $49,594.27 $0.00 $0.00 $0.00 $0.00 $0.00 $49,594.27 $0.00
M-2 5.62000% $44,160.09 $0.00 $0.00 $0.00 $0.00 $0.00 $44,160.09 $0.00
M-3 5.63000% $27,646.58 $0.00 $0.00 $0.00 $0.00 $0.00 $27,646.58 $0.00
M-4 5.70000% $26,125.00 $0.00 $0.00 $0.00 $0.00 $0.00 $26,125.00 $0.00
M-5 5.72000% $22,472.93 $0.00 $0.00 $0.00 $0.00 $0.00 $22,472.93 $0.00
M-6 5.79000% $20,853.17 $0.00 $0.00 $0.00 $0.00 $0.00 $20,853.17 $0.00
B-1 5.93557% $13,602.36 $0.00 $651.81 $651.81 $0.00 $0.00 $13,602.36 $0.00
B-2 5.93557% $13,602.36 $0.00 $995.56 $995.56 $0.00 $0.00 $13,602.36 $0.00
B-3 5.93557% $19,418.73 $0.00 $1,748.41 $1,748.41 $0.00 $0.00 $19,418.73 $0.00
(1) Includes interest shortfalls from previous payment dates plus interest thereon
(2) Includes Deferred Amounts
(3) Represents non-Remic Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic Regular Interest payments to the Class X

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Date:
November 27, 2006
Miscellaneous:
Reconciliation:
Recoveries $0.00 Available funds (A):
Current Advances $0.00 Servicer Remittance $17,187,508.16
Outstanding Advances $0.00 Net Payments to Trust from Swap Counterparty $271,871.84
Reimbursed Advances $0.00 Net Funds from Supplemental Interest $0.00
$17,459,380.00
Distributions (B):
Trustee Fee
$1,389.76
Net Payments to Counterparty from Swap Trust $0.00
Supplemental Interest Trust*:
Total Interest distributed $3,927,481.88
Swap Notional Balance $667,170,144.60 Total Principal distributed
$13,530,508.36
$17,459,380.00
Deposit: Investment Income $0.00
Deposit: Net Counterparty Payment $271,871.84 (A)-(B): -
Deposit: Counterparty Termination Payment $0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty $0.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty $0.00
Miscellaneous Expenses:
Withdrawal : to pay interest on certificates $0.00 Withdrawal pursuant to Section 3.08(a)(viii):
Withdrawal : to Principal Remittance, Net Realized Losses $0.00 Amount of Withdrawal: $0.00
Withdrawal : to pay Deferred Amounts $0.00 Purpose of Withdrawal:
Withdrawal : to X, remaining amounts $271,871.84 Expenses or indemnification amount paid by Trust: $0.00
* All payments to Trust represent non-Remic Regular Interests payments to respective class. Purpose of Expense or indemnification
ACCOUNT ACTIVITY

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Date:
November 27, 2006
Trigger Event:
Excess Interest Distributions:
Relevant Information: Excess available interest (A): $334,971.53
A) Rolling 6-Month Delinquency Average 0.100%
B) Ending Collateral Balance $653,552,102.71 1) as additional principal to certificates $0.00
C) 40.00% of Required % 20.470% 2) Deferred Amounts + Interest thereon (not applied as prin) $0.00
D) Cumulative Loss Amount $0.00 3) Remaining Amounts to X $334,971.53
E) Cumulative Realized Losses/Cut-off Balance 0.000%
F) Applicable Cumulative Loss % 100.000%
(B): $334,971.53
A Trigger Event will occur if either (1) or (2) is True:
(1) Rolling 6Mo Delq. Avg equals or exceeds 40.00% of Required %(A >= C)
NO (A)-(B) $0.00
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E)
NO
NO
Overcollateralization:
Overcollateralization Amount (before distributions)
$8,936,895.71
Overcollateralization Release Amount $0.00
Overcollateralization Deficiency $0.00
Target Overcollateralization Amount $8,936,895.71
Overcollateralization Amount (after distributions) $8,936,895.71
Stepdown Date:
Relevant Information:
Class A Ending Balance
$599,258,207.00
The earlier of:
1) Distribution after Class A balances reduced to zero
NO
1) later of (x) Distribution in June 2009 NO
(y) Class A Bal less than or equal to 84.8% of Ending Bal
NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Nov 27, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
667,082,611.07
13,530,508.36
0.00
653,552,102.71
72,184.60
13,359,079.71
99,244.05
0.00
0.00
13,530,508.36
3,769,924.17
138,975.83
0.00
0.00
0.00
0.00
0.00
3,630,948.34
26,051.46
0.00
17,187,508.16
2,333
2,291
0.9148484750
6.78163%
6.52913%
12.52877%
0.00
0.00
0.00
0.00
997,661.96
5
0
0.00
0.00
138,975.83
0.00
0.00
0.00
0.00
0.00

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance
%
0K to 99.99K
84 6,622,900.40 1.01%
100K to 199.99K
765 117,297,440.18 17.95%
200K to 299.99K
664 163,654,715.84 25.04%
300K to 399.99K
365 125,973,943.90 19.28%
400K to 499.99K
195 86,518,279.35 13.24%
500K to 599.99K
97 52,498,423.01 8.03%
600K to 699.99K
50 31,769,632.20 4.86%
700K to 799.99K
22 16,285,243.21 2.49%
800K to 899.99K
16 13,552,171.88 2.07%
900K to 999.99K
15 14,551,553.54 2.23%
1000K to 1099.99K
3 3,000,000.00 0.46%
1100K to 1199.99K
4 4,666,300.49 0.71%
1200K to 1299.99K
2 2,475,250.00 0.38%
1300K to 1399.99K
4 5,352,494.62 0.82%
1400K to 1499.99K
2 2,978,754.09 0.46%
1800K to 1899.99K
1 1,885,000.00 0.29%
2000K to 2099.99K
1 2,000,000.00 0.31%
2400K to 2499.99K
1 2,470,000.00 0.38%
Total
2,291
653,552,102.71
100.00%
Remaining Principal Balance
Balance

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1800K to 1899.99K
2000K to 2099.99K 2400K to 2499.99K
Balance
Count
Balance ($)
%
5.50% - 5.99%
25 7,084,626.91 1.08%
6.00% - 6.49%
531 145,149,381.55 22.21%
6.50% - 6.99%
1,063 302,620,754.59 46.30%
7.00% - 7.49%
487 142,566,431.57 21.81%
7.50% - 7.99%
155 50,368,538.53 7.71%
8.00% - 8.49%
30 5,762,369.56 0.88%
Total
2,291
653,552,102.71
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.78%
Count
Balance ($)
%
2.00% - 2.99%
2,291 653,552,102.71 100.00%
Total
2,291
653,552,102.71
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.25%

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
2.00% - 2.99%
2,291 653,552,102.71 100.00%
Total
2,291
653,552,102.71
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 2.25%
Count
Balance ($)
%
11.00% - 11.99%
25 7,084,626.91 1.08%
12.00% - 12.99%
1,596 448,002,522.48 68.55%
13.00% - 13.99%
640 192,702,583.76 29.49%
14.00% - 14.99%
30 5,762,369.56 0.88%
Total
2,291
653,552,102.71
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 12.78%
Count
Balance ($)
%
12
2,291 653,552,102.71 100.00%
Total
2,291
653,552,102.71
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
2,291 653,552,102.71 100.00%
Total
2,291
653,552,102.71
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Year LIBOR
2,291 653,552,102.71 100.00%
Total
2,291
653,552,102.71
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
125 38,437,361.56 5.88%
3 Units
60 20,875,071.15 3.19%
4 Units
30 11,394,622.69 1.74%
Condominium
252 57,722,922.27 8.83%
Cooperative
3 805,306.21 0.12%
Other
6 1,287,240.38 0.20%
Single Family
1,815 523,029,578.45 80.03%
Total
2,291
653,552,102.71
100.00%
Property Type
Type

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
2006
2,291 653,552,102.71 100.00%
Total
2,291
653,552,102.71
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
15.00%-19.99%
2 99,379.91 0.02%
20.00%-24.99%
2 389,863.17 0.06%
25.00%-29.99%
4 466,229.08 0.07%
30.00%-34.99%
6 1,339,306.93 0.20%
35.00%-39.99%
9 1,616,298.46 0.25%
40.00%-44.99%
13 3,803,078.78 0.58%
45.00%-49.99%
17 5,397,735.64 0.83%
50.00%-54.99%
26 8,383,987.66 1.28%
55.00%-59.99%
44 15,432,959.02 2.36%
60.00%-64.99%
54 19,279,775.25 2.95%
65.00%-69.99%
112 43,224,586.31 6.61%
70.00%-74.99%
181 57,482,457.82 8.80%
75.00%-79.99%
321 95,140,088.51 14.56%
80.00%-84.99%
1,465 394,801,520.86 60.41%
85.00%-89.99%
13 2,835,939.06 0.43%
90.00%-94.99%
13 2,128,197.51 0.33%
95.00%-99.99%
9 1,730,698.74 0.26%
Total
2,291
653,552,102.71
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 76
Count
Balance ($)
%
337 - 360
2,291 653,552,102.71 100.00%
Total
2,291
653,552,102.71
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 353
Count
Balance ($)
%
337 - 360
2,291 653,552,102.71 100.00%
Total
2,291
653,552,102.71
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 353

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
337 - 360
2,291 653,552,102.71 100.00%
Total
2,291
653,552,102.71
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Count
Balance ($)
%
337 - 360
2,291 653,552,102.71 100.00%
Total
2,291
653,552,102.71
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
ALABAMA
1 240,000.00 0.04%
ARIZONA
175 40,157,205.36 6.14%
CALIFORNIA
591 225,726,018.03 34.54%
COLORADO
146 30,626,519.06 4.69%
CONNECTICUT
47 18,401,422.34 2.82%
DELAWARE
4 2,208,902.37 0.34%
DISTRICT OF COLUMBIA
4 1,554,000.00 0.24%
FLORIDA
291 69,101,530.21 10.57%
GEORGIA
51 8,952,035.26 1.37%
IDAHO
2 580,765.81 0.09%
ILLINOIS
189 49,735,143.74 7.61%
INDIANA
10 1,776,668.98 0.27%
IOWA
2 236,704.00 0.04%
KANSAS
14 2,579,353.96 0.39%
MAINE
3 1,216,746.91 0.19%
MARYLAND
43 14,668,084.21 2.24%
MASSACHUSETTS
61 19,042,943.79 2.91%
MICHIGAN
19 3,007,743.32 0.46%
MINNESOTA
32 5,692,734.64 0.87%
MISSISSIPPI
1 293,231.53 0.04%
MISSOURI
21 3,354,423.33 0.51%
MONTANA
1 196,000.00 0.03%
NEBRASKA
3 299,927.15 0.05%
NEVADA
39 10,561,412.20 1.62%
NEW HAMPSHIRE
15 3,019,469.01 0.46%
NEW JERSEY
37 14,260,495.72 2.18%
NEW MEXICO
2 671,197.09 0.10%
NEW YORK
81 32,768,016.27 5.01%
NORTH CAROLINA
32 7,386,498.78 1.13%
NORTH DAKOTA
2 256,240.87 0.04%
OHIO
30 4,091,898.35 0.63%
OKLAHOMA
1 115,316.96 0.02%
OREGON
62 12,432,690.77 1.90%
PENNSYLVANIA
8 1,441,665.29 0.22%
RHODE ISLAND
31 6,902,272.95 1.06%
SOUTH CAROLINA
4 597,353.48 0.09%
SOUTH DAKOTA
4 1,153,601.90 0.18%
TENNESSEE
13 1,602,983.12 0.25%
UTAH
26 5,369,989.38 0.82%
VIRGINIA
26 8,662,436.50 1.33%
WASHINGTON
161 41,854,339.92 6.40%
WEST VIRGINIA
1 140,245.46 0.02%
WISCONSIN
5 615,874.69 0.09%
Total
2,291
653,552,102.71
100.00%
Geographic Distribution by State
State

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
ILLINOIS
WASHINGTON
ARIZONA
NEW YORK
COLORADO
MASSACHUSETTS
CONNECTICUT
MARYLAND
NEW JERSEY
OREGON
NEVADA
GEORGIA
VIRGINIA
NORTH CAROLINA
RHODE ISLAND
MINNESOTA
UTAH
OHIO
MISSOURI
NEW HAMPSHIRE
MICHIGAN
KANSAS
DELAWARE
INDIANA
TENNESSEE
DISTRICT OF
COLUMBIA
PENNSYLVANIA
MAINE
SOUTH DAKOTA
NEW MEXICO
WISCONSIN
SOUTH CAROLINA
IDAHO
NEBRASKA
MISSISSIPPI
NORTH DAKOTA
ALABAMA
IOWA
MONTANA
WEST VIRGINIA
OKLAHOMA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,274
648,160,823.26
99.20%
648,384,055.24
10
2,865,703.00
0.44%
2,865,703.00
2
555,900.00
0.09%
555,900.00
2
1,211,553.21
0.19%
1,212,422.49
2
612,000.00
0.09%
612,000.00
2,290
653,405,979.47
653,630,080.73
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
146,123.24
100.00%
146,123.24
0
0.00
0.00%
0.00
1
146,123.24
146,123.24
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,274
648,160,823.26
99.18%
648,384,055.24
10
2,865,703.00
0.44%
2,865,703.00
2
555,900.00
0.09%
555,900.00
3
1,357,676.45
0.21%
1,358,545.73
2
612,000.00
0.09%
612,000.00
2,291
653,552,102.71
100.00%
653,776,203.97
Current
30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 99.2%
30 - 59 days 0.4%
60 - 89 days 0.1%
90 - 120 days 0.2%
120 + days 0.1%
Total: 100.0%

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
10 2,865,703.00 54.64% 2 555,900.00 10.60% 2 1,211,553.21 23.10% 2 612,000.00 11.67%
16
5,245,156.21
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 1 146,123.24 100.00% 0 0.00 0.00%
1
146,123.24
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
10
2,865,703.00
53.15%
2
555,900.00
10.31%
3
1,357,676.45
25.18%
2
612,000.00
11.35%
17
5,391,279.45
100.00%
53.15
10.31
25.18
11.35
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 1
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
97.29
2.71
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY 120+ DAYS BREAKDOWN REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
120 - 149 days
150 - 179 days
180 - 269 days
270 - 359 days
360 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2
612,000.00
100.00%
612,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
612,000.00
612,000.00
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2
612,000.00
100.00%
612,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
612,000.00
100.00%
612,000.00

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
September 2006
October 2006
November 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
6 1,382,498.24 9 3,272,918.11 10 2,865,703.00
60 - 89 days
0 0.00 3 758,123.24 2 555,900.00
90 - 120 days
0 0.00 0 0.00 3 1,357,676.45
120 + days
0 0.00 0 0.00 2 612,000.00
Bankruptcy
0 0.00 0 0.00 1 146,123.24
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
11
/1
/2
00
6
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
11
/1
/2
00
6
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
11
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Nov 27, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Current
21.70%
13,458,323.76
3 Month
23.74%
Life CPR
19.57%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
10
/1
/2
00
6
11
/1
/2
00
6
Group 1
Total
Amount ($)

Distribution Date: Nov 27, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Bankruptcy
Count
Balance ($)
%
1 146,123.24 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
1284001767 146,250.00 146,123.24 7.00% 07/01/2006 360
Total:
1
146,123.24
146,250.00

Distribution Date: Nov 27, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Nov 27, 2006
REO LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
42 13,392,783.00 13,364,285.37 0.00 667,082,611.07
2.00%
98.00%
1
Prepayment 2.00%
Liquidation 0.00%
Beginning Balance 98.00%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
1284000535 719,900.00 719,900.00 719,900.00 0.00 0.00 0.00 11/10/2006 0.00 6.625% 0.00
1284000684 356,000.00 356,000.00 356,000.00 0.00 0.00 0.00 10/24/2006 0.00 7.250% 0.00
1284000781 479,185.00 479,185.00 479,185.00 0.00 0.00 0.00 11/01/2006 0.00 7.000% 0.00
1284000852 317,000.00 317,000.00 317,000.00 0.00 0.00 0.00 11/01/2006 0.00 7.375% 0.00
1284000935 570,750.00 570,750.00 570,750.00 0.00 0.00 0.00 10/16/2006 0.00 7.875% 0.00
1284000953 322,000.00 321,947.67 321,947.67 0.00 0.00 0.00 11/07/2006 0.00 6.500% 0.00
1284001149 154,500.00 154,000.00 154,000.00 0.00 0.00 0.00 10/26/2006 0.00 7.000% 0.00
1284001159 157,300.00 157,300.00 157,300.00 0.00 0.00 0.00 10/18/2006 0.00 7.000% 0.00
1284001228 166,000.00 165,958.50 165,958.50 0.00 0.00 0.00 11/08/2006 0.00 6.000% 0.00
1284001268 312,000.00 311,979.95 311,979.95 0.00 0.00 0.00 10/16/2006 0.00 6.500% 8,111.67
1284001305 173,000.00 172,849.95 172,849.95 0.00 0.00 0.00 10/25/2006 0.00 7.500% 0.00
1284001319 300,000.00 300,000.00 300,000.00 0.00 0.00 0.00 11/10/2006 0.00 6.625% 0.00
1284001385 178,400.00 178,400.00 178,400.00 0.00 0.00 0.00 11/01/2006 0.00 6.750% 0.00
1284001406 55,120.00 55,120.00 55,120.00 0.00 0.00 0.00 11/08/2006 0.00 7.375% 0.00
1284001439 330,400.00 330,400.00 330,400.00 0.00 0.00 0.00 11/01/2006 0.00 6.500% 0.00
1284001455 309,400.00 309,353.49 309,353.49 0.00 0.00 0.00 10/31/2006 0.00 6.375% 0.00
1284001506 787,440.00 767,094.73 767,094.73 0.00 0.00 0.00 11/01/2006 0.00 7.500% 0.00
1284001616 231,000.00 231,000.00 231,000.00 0.00 0.00 0.00 11/09/2006 0.00 6.500% 6,006.00
1284001726 320,000.00 320,000.00 320,000.00 0.00 0.00 0.00 10/25/2006 0.00 6.625% 0.00
1284001744 252,000.00 252,000.00 252,000.00 0.00 0.00 0.00 10/23/2006 0.00 6.625% 0.00
1284001798 192,000.00 191,947.00 191,947.00 0.00 0.00 0.00 10/19/2006 0.00 6.625% 0.00
1284001810 464,000.00 464,000.00 464,000.00 0.00 0.00 0.00 10/27/2006 0.00 7.375% 0.00
1284001816 212,000.00 211,941.48 211,941.48 0.00 0.00 0.00 10/31/2006 0.00 6.625% 0.00

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
1284001819 175,500.00 175,499.98 175,499.98 0.00 0.00 0.00 10/30/2006 0.00 7.125% 0.00
1284001834 322,500.00 322,500.00 322,500.00 0.00 0.00 0.00 10/25/2006 0.00 6.500% 0.00
1284002007 225,200.00 225,200.00 225,200.00 0.00 0.00 0.00 10/23/2006 0.00 7.750% 0.00
1284002014 188,800.00 188,745.92 188,745.92 0.00 0.00 0.00 10/24/2006 0.00 6.875% 5,192.00
1284002091 159,900.00 158,932.83 158,932.83 0.00 0.00 0.00 10/19/2006 0.00 6.000% 0.00
1284002156 275,000.00 273,451.28 273,451.28 0.00 0.00 0.00 10/24/2006 0.00 6.375% 0.00
1284002200 167,920.00 166,763.10 166,597.74 0.00 0.00 0.00 11/06/2006 165.36 6.250% 4,162.59
1284002249 333,900.00 331,902.28 331,610.31 0.00 0.00 0.00 11/10/2006 291.97 6.875% 0.00
1284002392 188,000.00 187,900.00 187,900.00 0.00 0.00 0.00 10/31/2006 0.00 6.750% 0.00
1284002429 99,200.00 99,172.99 99,172.99 0.00 0.00 0.00 11/02/2006 0.00 6.500% 2,579.20
1284002521 336,000.00 336,000.00 336,000.00 0.00 0.00 0.00 10/30/2006 0.00 6.625% 0.00
1284002524 164,000.00 164,000.00 164,000.00 0.00 0.00 0.00 10/27/2006 0.00 7.000% 0.00
1284002558 212,000.00 211,279.31 211,097.07 0.00 0.00 0.00 11/02/2006 182.24 6.875% 0.00
1284002679 566,000.00 566,000.00 566,000.00 0.00 0.00 0.00 11/07/2006 0.00 6.875% 0.00
1284002711 134,320.00 134,301.48 134,301.48 0.00 0.00 0.00 11/02/2006 0.00 7.875% 0.00
1284002726 560,000.00 560,000.00 560,000.00 0.00 0.00 0.00 11/01/2006 0.00 7.625% 0.00
1284002796 1,470,000.00 1,470,000.00 1,470,000.00 0.00 0.00 0.00 11/08/2006 0.00 7.375% 0.00
1284002910 204,000.00 204,000.00 204,000.00 0.00 0.00 0.00 11/03/2006 0.00 6.875% 0.00
1284002938 251,148.00 251,148.00 251,148.00 0.00 0.00 0.00 11/13/2006 0.00 7.000% 0.00
Total:
42
13,392,783.00
13,364,924.94
639.57
13,364,285.37
0.00
0.00
0.00
26,051.46

Distribution Date: Nov 27, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Nov 27, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #